Share capital and additional paidin capital (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 11, 2023	Mar. 18, 2024	Jun. 16, 2023	Dec. 31, 2024
Statement [Line Items]
Addtional Public offering common share	453,750
Public offering common share			3,025,000
Price per share	$ 2.40		$ 2.40
Gross proceeds	$ 1,089,000		$ 7,260,000
Agent fees	$ 70,785		$ 471,900
Gross proceeds percentage	6.50%		6.50%
Share Repurchase Program [Member]
Statement [Line Items]
Common shares repurchase		1,500,000
Dividend Reinvestment Plan [Member]
Statement [Line Items]
Dividend description		common shares are issued under the DRIP at a 5% discount to the average market price, as defined in the DRIP
Common shares issued under plan				39,913
Dividends paid				$ 89,023
January 24, 2023
Statement [Line Items]
Royalties consideration amount				$ 495,446
Common shares Issued for the purchase of the Wonmunna royalty				215,769
November 24, 2023
Statement [Line Items]
Royalties consideration amount				$ 1,963,315
Common shares Issued for the purchase of the Wonmunna royalty				948,448
December 13, 2023
Statement [Line Items]
Royalties consideration amount				$ 362,693
Common shares Issued for the purchase of the Wonmunna royalty				175,660